Fair Value Measurements (Details) - Schedule of Fair Value of the Derivative Warrant Liabilities - USD ($)	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022
Schedule of fair value of the derivative warrant liabilities [Abstract]
Derivative warrant liabilities at beginning	$ 11,568	$ 10,643	$ 175,438	$ 180,479
Change in fair value of derivative warrant liabilities	(1,385)	925	(56,342)	(5,041)
Derivative Warrant Liabilities at ending	$ 10,183	$ 11,568	$ 119,096	$ 175,438